Commitments and contingencies - Schedule of Future Minimum Purchase Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities in business combination [line items]
Total	$ 162,529	$ 216,572
PS2 battery purchase volume commitments
Disclosure of contingent liabilities in business combination [line items]
Total	19,448
Less than 1 year	19,448
Between 1-5 years	0
After 5 years	0
Logistics service commitments
Disclosure of contingent liabilities in business combination [line items]
Total	57,108
Less than 1 year	57,108
Between 1-5 years	0
After 5 years	0
Manufacturing Commitments PS 3 and PS4
Disclosure of contingent liabilities in business combination [line items]
Total	277,496
Less than 1 year	277,496
Between 1-5 years	0
After 5 years	0
PS4 sales volume commitments
Disclosure of contingent liabilities in business combination [line items]
Total	83,842
Less than 1 year	14,903
Between 1-5 years	61,439
After 5 years	7,500
Other commitments
Disclosure of contingent liabilities in business combination [line items]
Total	5,463
Less than 1 year	5,463
Between 1-5 years	0
After 5 years	0
Total
Disclosure of contingent liabilities in business combination [line items]
Total	443,357
Less than 1 year	374,418
Between 1-5 years	61,439
After 5 years	$ 7,500